Concentration of major customers and suppliers - Total sales (Details) - Revenue from Contract with Customer, Product and Service Benchmark - Customer Concentration Risk - item	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Concentration Risk [Line Items]
Number of customers	2	2
Customer one
Concentration Risk [Line Items]
Concentration risk percentage	74.00%	39.00%
Customer two
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	38.00%